Related-party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement [line items]
Sales of goods	$ 103	$ 65	$ 119
Accounts receivable	10	31
Miscellaneous fee		11	458
Other payable	364	0
Current receivables due from related parties	22	13
Accounts related payable	138,683	113,203
Cheng Mei Materials Technology Corporation
Statement [line items]
Purchase of raw materials			1,258
Miscellaneous fee			458
Accounts related payable	0
Associates
Statement [line items]
Sales of goods	103	54	8
Accounts receivable	10
Revenue from miscellaneous service	58	92	78
Miscellaneous fee		11
Other receivable	22	13
Other payable	$ 364
Viewsil Microelectronics (Kunshan) Limited
Statement [line items]
Technical service fee			1,140
Other related parties
Statement [line items]
Sales of goods		11	$ 111
Accounts receivable		$ 31